Revenue - Additional Information (Details) € / shares in Units, € in Thousands, $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2019 EUR (€)	Jun. 30, 2018 EUR (€)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 EUR (€) € / shares shares	Dec. 31, 2018 EUR (€)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	€ 43,532	€ 17,910
Upfront payments	8,615	6,812
Research and development service fees (FTE)	8,782	966
Milestone payments	26,135	€ 10,132
Deferred revenue - current	45,864				€ 2,161
Deferred revenue - non-current	237,667
Equity investment	176,725
AbbVie | Collaboration and license agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	26,600
Upfront payments	500
Research and development service fees (FTE)	200
Milestone payments	25,900
Deferred revenue	2,000
Deferred revenue - current	1,300
Deferred revenue - non-current	700
Janssen
Disclosure of disaggregation of revenue from contracts with customers [line items]
Increase in research and development service fees	7,800
Milestone payment to be received					€ 1,300
Percentage share of royalties			50.00%		50.00%
Upfront payment committed | $			$ 500.0
License payment committed | $			300.0
Equity investment | $			$ 200.0
Shares issued | shares			1,766,899	1,766,899
Share price | € / shares				€ 100.02
Janssen | Collaboration and license agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6,600
Upfront payments	6,000
Research and development service fees (FTE)	600
Deferred revenue - current	44,500
Deferred revenue - non-current	236,900
Revenue recognition of deferred income	€ 281,400
Increase in research and development service fees				€ 8,800